SEGMENT INFORMATION - Segments adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [abstract]
Profit / (loss) before tax	$ 802	$ 464	[1],[2]	$ 373	[1],[2]
Depreciation	557	605	[2]	553	[2]
Amortization	221	194	[2]	177	[2]
Impairment (loss) / reversal	(107)	27	[2]	62	[2]
(Gain) / loss on disposal of non-current assets	1	(9)	[2]	10	[2]
(Loss) / gain on disposal of subsidiaries	(88)	0	[2]	0	[2]
Finance costs	583	591	[2]	569	[2]
Finance income	(32)	(13)	[2]	(19)	[2]
Other non-operating (gain) / loss	(9)	(26)	[2]	(84)	[2]
Net foreign exchange (gain) / loss	(181)	7	[1],[2]	(16)	[1],[2]
Total Adjusted EBITDA	$ 1,747	$ 1,840		$ 1,625

[1]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)
[2]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).